Significant Accounting Policies - Property and equipment, Goodwill and Impairment of long-lived assets other than goodwill and intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Goodwill impairment charges	¥ 0	¥ 0	¥ 0